Equity Investments (Details)	3 Months Ended		12 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended
	Oct. 01, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 NuMit [Member] USD ($)	Dec. 31, 2010 NuMit [Member] USD ($)	Apr. 30, 2010 NuMit [Member]	Oct. 01, 2011 Duferdofin Nucor S.r.l [Member]	Dec. 31, 2011 Duferdofin Nucor S.r.l [Member] USD ($)	Dec. 31, 2010 Duferdofin Nucor S.r.l [Member] USD ($)	Dec. 31, 2009 Duferdofin Nucor S.r.l [Member] USD ($)	Dec. 31, 2011 Duferdofin Nucor S.r.l [Member] EUR (€)	Dec. 31, 2010 Duferdofin Nucor S.r.l [Member] EUR (€)	Dec. 31, 2011 Steel Technologies LLC [Member] USD ($)	Apr. 30, 2010 Steel Technologies LLC [Member]	Oct. 01, 2011 EURO [Member] Duferdofin Nucor S.r.l [Member] EUR (€)	Oct. 01, 2011 Dust Recycling Project [Member] USD ($)	Dec. 31, 2011 Maximum [Member] Duferdofin Nucor S.r.l [Member]	Dec. 31, 2011 Minimum [Member] Duferdofin Nucor S.r.l [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 797,600,000	$ 775,700,000	$ 797,600,000			$ 259,300,000	$ 229,100,000			$ 493,900,000	$ 531,900,000
Equity method investments, share of net assets											62,400,000
Step-up to fair value of certain assets and liabilities											431,500,000
Step-up to fair value of equity method investment, portion related to identification of goodwill											312,500,000
Notes receivable, related parties																40,000,000
Notes receivable, related parties, interest rate																1.27%				3.12%	3.08%
Interest rate in excess of LIBOR on note receivable from related party							0.90%
Equity method investment, ownership percentage									50.00%		50.00%						100.00%
Amortization expense and other purchase accounting adjustments due to fair value step-up			67,829,000	70,455,000	72,388,000						11,500,000	11,500,000	15,400,000
Interest rate per year in excess of Euribor as of date of the note										1.00%
Investment in joint venture							221,300,000
Line of credit extended to joint venture																120,000,000
Line of credit extended to joint venture, amount outstanding																55,000,000
Line of credit facility extended to joint venture, interest rate																1.96%
Due from related parties, noncurrent											38,800,000			30,000,000	20,000,000
Equity method investment's credit facilities																		112,500,000
Total amount outstanding under equity method investment's applicable credit facilities																		105,100,000
Amount outstanding under equity method investment's credit facilities guaranteed by Nucor			68,000,000			52,600,000
Impairment charges	13,900,000																		13,900,000
Number of sheet processing facilities operated by Steel Technologies							25
Period used for lag basis, in months							1				1
Percentage of interest in joint venture that will be terminated on closure of plant				25.00%
Pre-tax charge for the estimated closure costs		$ 10,000,000